Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of associates [line items]
Profit from continuing operations	$ 5,193,495	$ 187,221	$ 1,300,263	$ 115,329
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit from continuing operations	5,193,495		1,300,263	115,329
Other comprehensive income	2,965,202		973,946	873,308
Total comprehensive income	$ 8,158,697		$ 2,274,209	$ 988,637